Borrowings	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Debt Disclosure [Abstract]
5. Borrowings
5. Borrowings

Purchase and Sale Agreements

In December 2014, the Company entered into a purchase and sale agreement with 1st Financial Bank USA whereby the purchaser may buy loans offered to it by us, and we may be obligated to offer certain loans to purchaser. Purchaser is buying senior positions in the loans they purchase, generally 50% of each loan. Purchaser generally receives the interest rate we charge the borrower (with a floor of 10%) on their portion of the loan balance, and we receive the rest of the interest and all of the loan fee. We service the loans. There is an unlimited right for us to call any loan sold, however in any case of such call, a minimum of 4% of the commitment amount of purchaser must have been received by purchaser in interest, or we must make up the difference. Also, the purchaser has a put option, which is limited to 10% of the funding made by purchaser under all loans purchased in the trailing 12 months.

In April 2015, the Company entered into a purchase and sale agreement with Seven Kings Holdings, Inc. (“7Kings”) as purchaser and the Company as seller, whereby 7Kings buys loans offered to it by us, providing that their portions of the loans always total less than $1,500. 7Kings may adjust the $1,500 with notice, but such change will not cause a buyback by us. 7Kings is buying pari-passu positions in the loans they purchase, generally 50% of each loan. 7Kings generally receives a 9% interest rate on its portion of the loan balance, and we receive the rest of the interest and all of the loan fees. We service the loans. There is an unlimited right for us to call any loan sold. This transaction is accounted for as a secured line of credit

The purchase and sale agreements are detailed below:

	June 30, 2015		December 31, 2014
	Book Value of	Due From	Book Value of	Due From
	Loans which	Shepherd’s	Loans which	Shepherd’s
	Served as	Finance to Loan	Served as	Finance to Loan
	Collateral	Purchaser	Collateral	Purchaser
Loan purchaser
1st Financial Bank, USA	$1,358	$607	$–	$–
Seven Kings Holdings, Inc.	628	222	–	–

Total	$1,986	$829	$–	$–

SF Loan

The SF Loan, under which we were the borrower, was an unsecured loan in the original principal amount of $1,500, of which $0 and $375 was outstanding as of June 30, 2015 and December 31, 2014, respectively. Interest on the SF Loan accrued annually at a rate of 5.0%. On December 31, 2014, the Company and the Hoskins Group entered into a series of agreements which, among other things, 1) converted $1,000 of the SF Note from debt to preferred equity, 2) repaid $125 of the SF Note and applied those proceeds to increase the Interest Escrow, and 3) required elimination of the remaining balance of the SF Note with a cash payment upon the repayment of the construction loan on lot 5, Tuscany. This repayment was made in the first quarter of 2015.

Notes Program

Borrowings through our public offering were $6,691 and $5,427 at June 30, 2015 and December 31, 2014, respectively. The effective interest rate on the borrowings at June 30, 2015 and December 31, 2014 was 7.18% and 7.26%, respectively, not including the amortization of deferred financing costs. There are limited rights of early redemption. We generally offer four durations at any given time, ranging anywhere from 12 to 48 months. The following table shows the roll forward of our Notes program:

			Six Months
	Six Months Ended	Year Ended	Ended
	June 30,	December 31,	June 30,
	2015	2014	2014

Notes outstanding, beginning of period	$5,427	$1,739	$1,739
Notes issued	1,804	4,119	2,367
Note repayments / redemptions	(540)	(431)	(49)

Notes outstanding, end of period	$6,691	$5,427	$4,057

The following table shows the maturity of outstanding Notes as of June 30, 2015.

Year Maturing	Amount Maturing

2015	$129
2016	1,648
2017	1,811
2018	2,140
2019	963

Total	$6,691

5. Borrowings

Purchase and Sale Agreements
In December 2014, the Company entered into a purchase and sale agreement with the Loan Purchaser whereby the purchaser may buy loans offered to it by us, and we may be obligated to offer certain loans to purchaser. Purchaser is buying senior positions in the loans they purchase, generally 50% of each loan. Purchaser generally receives the interest rate we charge the borrower on their portion of the loan balance, and we will receive the rest of the interest and all of the loan fee. We will service the loans. There is an unlimited right for us to call any loan sold, however in any case of such call, a minimum of 4% of the commitment amount of purchaser must have been received by purchaser in interest, or we must make up the difference. Also, the purchaser has a put option, which is limited to 10% of the funding made by purchaser under all loans purchased in the trailing 12 months. This transaction is accounted for as a secured line of credit. The balance due was $0 on both December 31, 2014 and 2013.

Affiliate Loans
In December 2011, the Company entered into two secured revolving lines of credit with affiliates, both of whom are members. These loans have an interest rate of the affiliates’ cost of funds, which was 3.93% and 3.71% as of December 31, 2014 and 2013, respectively. They are demand notes. The maximum that can be borrowed under these notes is $1,500, at the discretion of the lenders. The actual amount borrowed was $0 at both December 31, 2014 and 2013, leaving $1,500 in potential credit availability on those dates. There is no obligation of the affiliates to lend money up to the note amount. The security for the lines of credit includes all of the assets of the Company. The weighted average balance of affiliate borrowings outstanding was $32 and $438 for the years ended December 31, 2014 and 2013, respectively, and the interest expense was $1 and $17 for the same periods, respectively.

SF Loan
The SF Loan, under which we are the borrower, is an unsecured loan in the original principal amount of $1,500, of which $375 and $1,500 was outstanding as of December 31, 2014 and 2013, respectively. Interest on the SF Loan accrues annually at a rate of 5.0%. Payments of interest only are due on a monthly basis, with the principal amount due on the date that the BMH Loan and the New IMA Loan are paid in full. We may prepay the SF Loan in part or in full at any time without penalty, subject to the terms and conditions set forth in the underlying promissory note. Pursuant to the Credit Agreement, payments on the SF Loan are used to fund the Interest Escrow. Further, pursuant to the Amended and Restated Commercial Pledge Agreement by and between us, IMA and BMH, IMA has pledged its interest in the SF Loan as collateral for IMA’s obligations under the New IMA Loan and the Existing IMA Loan. Management’s intentions related to offsetting our payments of principal or interest against amounts due to us from the lender are undetermined; therefore, this amount has been presented on a gross basis on the consolidated balance sheets at December 31, 2014 and 2013. On December 31, 2014, the Company and the Hoskins Group entered into a series of agreements which, among other things, 1) converted $1,000 of the SF Note from debt to preferred equity, 2) repaid $125 of the SF Note and applied those proceeds to increase the Interest Escrow, and 3) requires elimination of the remaining balance of the SF Note with a cash payment upon the repayment of the construction loan on lot 5, Tuscany.

Notes Program
Borrowings through our public offering were $5,427 and $1,739 at December 31, 2014 and 2013, respectively. The effective interest rate on the borrowings at December 31, 2014 and 2013 7.26% and 6.72%, respectively, not including the amortization of deferred financing costs. There are limited rights of early redemption. We generally offer four durations at any given time, ranging anywhere from 12 to 48 months. The following table shows the roll forward of our Notes program:

	Year Ended December 31, 2014	Year Ended December 31, 2013

Notes outstanding, beginning of period	$1,739	$2
Notes issued	4,119	1,737
Note repayments / redemptions	431	–

Notes outstanding, end of period	$5,427	$1,739

The following table shows the maturity of outstanding Notes as of December 31, 2014.

Year Maturing	Amount Maturing

2015	$168
2016	944
2017	1,675
2018	2,640

Total	$5,427